Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Utilities Fund	Sep. 28, 2024
Fidelity Advisor Utilities Fund - Class A
Bar Chart Table:
Annual Return 2014	21.23%
Annual Return 2015	(10.97%)
Annual Return 2016	13.53%
Annual Return 2017	17.31%
Annual Return 2018	8.34%
Annual Return 2019	22.02%
Annual Return 2020	(0.51%)
Annual Return 2021	17.33%
Annual Return 2022	4.90%
Annual Return 2023	(1.71%)
Fidelity Advisor Utilities Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018